Capital Management and Risk Policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [abstract]
Summary of Regulatory Capital
Computable Regulatory Capital (RPC, as per the initials in Spanish) is made up of Core Capital and Supplementary Capital. Banco Galicia’s balance for such items as of December 31, 2024, and December 31, 2023, is as follows:

	12.31.24	12.31.23
Basic Shareholders’ Equity	6,170,810,792	1,600,079,694
(Deductible Items)	(982,150,688)	(304,644,028)
Equity Tier 1	5,188,660,104	1,295,435,666
Complementing shareholders’ Equity	51,625,000	80,848,330
Equity Tier 2	51,625,000	80,848,330
Regulatory Capital (RPC)	5,240,285,104	1,376,283,996

Summary of Breakdown of Minimum Capital Requirement
The breakdown of the minimum capital requirement determined for the Group is shown below:

	12.31.24	12.31.23
Credit Risk	1,431,086,626	288,667,341
Market Risk	71,490,398	52,837,873
Operational Risk	479,696,205	112,505,729
Minimum Capital Requirement	1,982,273,229	454,010,943
Integration	5,240,285,104	1,376,283,996
Excess	3,258,011,875	922,273,053

Summary of Exposure to Foreign Exchange Risk as of Year End by Type of Currency
The Group’s exposure to the foreign exchange risk as of year-end by type of currency is shown below:

	Balances as of 12.31.24
Currency	Monetary Financial Assets (*)	Monetary Financial Liabilities (**)	Derivatives	Net Position
US Dollar	9,614,818	(9,253,012)	283,581	645,387
Euro	24,278	(13,881)	—	10,397
Canadian Dollar	1,800	(47)	—	1,753
Real	351	—	—	351
Swiss Franc	360	(376)	—	(16)
Others	2,014	(588)	—	1,426
Total	9,643,621	(9,267,904)	283,581	659,298
(*) Includes the following items: Cash and Due from Banks, Debt Securities at fair value through profit or loss, Derivative Financial Instruments, Repurchase Transactions, Other Financial Assets, Loans and Other Financing, Other Debt Securities, Financial Assets Pledged as Collateral and Investments in Equity Instruments.
(**) Includes the following items: Deposits, Liabilities at fair value through profit or loss, Derivative Financial Instruments, Repurchase Transactions, Other Financial Liabilities, Financing Received from the Argentine Central Bank and Other Financial Institutions, Debt Securities and Subordinated Debt Securities.

	Balances as of 12.31.23
Currency	Monetary Financial Assets (*)	Monetary Financial Liabilities (**)	Derivatives	Net Position
US Dollar	6,371,912	(4,920,469)	134,136	1,585,579
Euro	65,431	(12,142)	—	53,289
Canadian Dollar	1,797	(163)	—	1,634
Real	762	—	—	762
Swiss Franc	886	(651)	—	235
Others	2,123	(91)	—	2,032
Total	6,442,911	(4,933,516)	134,136	1,643,531
(*) Includes the following items:Cash and Due from Banks, Debt Securities at fair value through profit or loss, Derivative Financial Instruments, Repurchase Transactions, Other Financial Assets, Loans and Other Financing, Other Debt Securities, Financial Assets Pledged as Collateral and Investments in Equity Instruments.
(**) Includes the following items: Deposits, Liabilities at fair value through profit or loss, Derivative Financial Instruments, Repurchase Transactions, Other Financial Liabilities, Financing Received from the Argentine Central Bank and Other Financial Institutions, Debt Securities and Subordinated Debt Securities.

		Balances as of 12.31.24		Balances as of 12.31.23
Currency	Change	Income (Loss)	Shareholders’ Equity	Income (Loss)	Shareholders’ Equity
US Dollar	10%	64,539	709,926	158,558	1,744,137
	-10%	(64,539)	580,848	(158,558)	1,427,021
Euro	10%	1,040	11,437	5,329	58,618
	-10%	(1,040)	9,357	(5,329)	47,960
Canadian Dollar	10%	175	1,928	163	1,797
	-10%	(175)	1,578	(163)	1,471
Real	10%	35	386	76	838
	-10%	(35)	316	(76)	686
Swiss Franc	10%	(2)	(18)	24	259
	-10%	2	(14)	(24)	211
Others	10%	143	1,569	203	2,235
	-10%	(143)	1,283	(203)	1,829

Schedule of Residual Value of Assets and Liabilities, Classified by Interest Renegotiation Date or Maturity Date
The Group’s exposure to the interest rate risk is detailed below. This table shows the residual value of assets and liabilities, classified by the sooner of the interest renegotiation date or the maturity date.

	Term (in Days)
Assets and Liabilities at Variable Rate	Up to 30	From 30 to 90	From 90 to 180	From 180 to 365	More than 365	Total
As of 12.31.24
Total Financial Assets	9,219,630,136	2,502,217,479	2,456,120,724	1,756,606,570	9,319,610,037	25,254,184,946
Total Financial Liabilities	15,980,969,770	988,877,285	765,238,898	170,878,735	5,880,311,019	23,786,275,707
Net Amount	(6,761,339,634)	1,513,340,194	1,690,881,826	1,585,727,835	3,439,299,018	1,467,909,239
As of 12.31.23
Total Financial Assets	11,110,373,006	1,200,849,527	1,014,404,944	713,551,537	5,297,282,907	19,336,461,921
Total Financial Liabilities	11,040,230,501	666,825,393	234,770,244	151,575,793	3,982,375,327	16,075,777,258
Net Amount	70,142,505	534,024,134	779,634,700	561,975,744	1,314,907,580	3,260,684,663

Schedule of Sensitivity to Potential Additional Changes in Interest Rates
The table below shows the sensitivity to potential additional changes in interest rates in the next fiscal year, considering the breakdown as of December 31, 2024. The percentage change budgeted by the Group for fiscal year 2024 was determined considering 100 bps and changes are considered reasonably possible on the basis on an observation of market conditions.

	Additional Changes to the Interest Rate	Increase/(Decrease) in Income before Income Tax in Pesos	Increase/(Decrease) in Shareholders’ Equity in %
Decrease in Interest Rate	-100 bp	6,408,630	0.4%
Increase in Interest Rate	100 bp	(5,143,453)	(0.4)%

Schedule of Analysis of Maturities of Assets and Liabilities
The table below shows an analysis of maturities of assets and liabilities, determined based on the remaining period as of December 31, 2024, and December 31, 2023, based on undiscounted cash flows:

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.24
Assets
Debt Securities measured at Fair Value through Profit or Loss	1,485,258,885	3,651,463	3,159,235	26,449,024	9,958,608	1,528,477,215
Derivative Financial Instruments	4,161,315	—	—	—	—	4,161,315
Other Financial Assets	1,916,450,677	1,239,122	1,501,717	36,687,449	—	1,955,878,965
Loans and Other Financing	19,506,763,411	5,569,902,799	2,462,830,730	3,918,693,071	807,432,050	32,265,622,061
Other Debt Securities	4,501,540,086	872,932	3,268,891	2,093,541	—	4,507,775,450
Financial Assets Pledged as Collateral	1,484,416,075	—	—	—	—	1,484,416,075
Investments in Equity Instruments	42,086,831	—	—	—	—	42,086,831
Liabilities
Deposits	17,989,740,395	637,490,242	56,949,446	2,563,048	—	18,686,743,131
Liabilities at fair value through profit or loss	9,005,522	—	—	—	—	9,005,522
Derivative Financial Instruments	5,451,239	1,820,652	400,364	—	—	7,672,255
Repurchase Transactions	389,701,262	—	—	—	—	389,701,262
Other Financial Liabilities	2,886,381,893	587,800,901	4,525,950	1,730,402	4,474,871	3,484,914,017
Lease liabilities	16,032,305	3,671,682	4,769,813	35,958,833	544,392	60,977,025
Financing Received from the Argentine Central Bank and Other Financial Institutions	145,884,917	238,005,390	78,687,076	32,687,640	7,480,320	502,745,343
Debt Securities	17,816,575	496,965,121	239,119,435	421,554,276	—	1,175,455,407
Subordinated Debt Securities	10,233,053	—	10,233,053	277,384,338	—	297,850,444

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.23
Assets
Debt Securities measured at Fair Value through Profit or Loss	1,278,621,871	21,349,104	45,365,216	4,810,268	—	1,350,146,459
Derivative Financial Instruments	76,849,407	—	—	—	—	76,849,407
Repurchase Transactions	2,647,539,877	—	—	—	—	2,647,539,877
Other Financial Assets	296,577,249	3,916,209	4,714,909	121,986,184	—	427,194,551
Loans and Other Financing	10,400,536,645	2,958,092,270	952,724,748	836,743,620	309,336,467	15,457,433,750
Other Debt Securities	4,203,751,927	3,495,243	3,926,082	13,976,607	—	4,225,149,859
Financial Assets Pledged as Collateral	939,774,618	—	—	—	—	939,774,618
Investments in Equity Instruments	20,987,009	—	—	—	—	20,987,009
Liabilities
Deposits	12,298,906,038	383,279,219	47,563,773	157,484	—	12,729,906,514
Liabilities measured at Fair Value trough Profit or Loss	107,760,501	—	—	—	—	107,760,501
Derivative Financial Instruments	26,651,539	—	—	—	—	26,651,539
Repurchase transactions	50,839,676	—	—	—	—	50,839,676
Other Financial Liabilities	2,371,347,117	342,123,294	6,194,735	18,606,615	7,658,967	2,745,930,728
Lease Liabilities	1,760,943	4,573,060	6,103,592	14,636,102	15,842,291	42,915,988
Financing Received from the Argentine Central Bank and Other Financial Institutions	136,469,253	188,088,109	52,082,917	9,637,894	—	386,278,173
Debt Securities	34,703,265	153,129,186	41,791,353	17,117,212	—	246,741,016
Subordinated Debt Securities	32,933,667	—	17,155,767	466,283,726	—	516,373,160

Schedule of Credit Quality of Debt Securities
The credit quality of debt securities as of December 31, 2024, is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Foreign government bonds	Private Securities	Total as of 12.31.24
AAA	—	—	—	—	—	26,942,895	13,691,975	40,634,870
AAA(arg)	—	—	—	—	—	—	20,926,229	20,926,229
Aaa.ar	—	—	—	—	—	—	21,093,752	21,093,752
AA+	—	—	—	—	—	—	11,430,455	11,430,455
AA+(arg)	—	—	—	—	—	—	2,519,677	2,519,677
AA+.ar	—	—	—	—	—	—	59,935	59,935
AA(arg)+	—	—	—	—	—	—	4,073,152	4,073,152
AA	—	—	—	—	—	—	9,914,211	9,914,211
AA(arg)	—	—	—	—	—	—	10,372,309	10,372,309
AA.ar	—	—	—	—	—	—	45,789	45,789
AA-	—	—	—	—	—	—	312,350	312,350
AA-(arg)	—	—	—	—	—	—	285,264	285,264
AA(arg)-	—	—	—	—	—	—	101,887	101,887
A+	—	—	—	—	—	—	3,058,577	3,058,577
A+.ar	—	—	—	—	—	—	808,572	808,572
A1(arg)	—	—	—	—	—	—	473,738	473,738
A1(arg)+	—	—	—	—	—	—	4,145,188	4,145,188
A1+	—	—	—	—	—	—	3,658,075	3,658,075
A-1.ar	—	—	—	—	—	—	4,091,749	4,091,749
A	—	—	—	—	—	—	125,950	125,950
A(arg)	—	—	—	—	—	—	3,364,133	3,364,133
A2(arg)	—	—	—	—	—	—	224,602	224,602
A-	—	—	—	—	—	—	280,981	280,981
A-(arg)	—	—	—	—	—	—	344,611	344,611
A-.ar	—	—	—	—	—	—	962,162	962,162
BBB+	—	—	—	—	—	—	288,182	288,182
BBB(arg)	—	—	—	—	—	—	2,828	2,828
BB(arg)	—	—	—	—	—	—	12,011	12,011
raB+	—	—	—	—	—	—	703,078	703,078
B	—	—	—	—	—	—	1,249	1,249
B-	—	—	—	—	—	—	111	111
BB-	—	—	—	—	—	—	8,858,583	8,858,583
CCC+	—	—	—	—	—	—	28	28
CCC	919,962,513	48,620,216	4,089,407	377,627,382	2,594,477	—	1,102,144	1,353,996,139
C(arg)	—	—	—	—	—	—	31,336	31,336
D(arg)	—	—	—	—	—	—	1,447,351	1,447,351
Total	919,962,513	48,620,216	4,089,407	377,627,382	2,594,477	26,942,895	128,812,224	1,508,649,114
The credit quality of debt securities as of December 31, 2023, is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Foreign government bonds	Private Securities	Total as of 12.31.23
AAA	—	43,962	—	—	—	34,659,533	27,587,456	62,290,951
AA+	—	—	4,988,997	—	—	—	1,089,844	6,078,841
AA	—	138,768	—	—	—	—	14,757,523	14,896,291
AA-	1,138,327	—	—	—	—	—	372,077	1,510,404
A+	—	—	—	—	—	—	5,652,721	5,652,721
A1	—	—	—	—	—	—	264,263	264,263
A	—	—	—	—	—	—	3,365,456	3,365,456
A2	—	—	—	—	—	—	583,602	583,602
A-	—	1,685,305	—	—	—	—	1,365,731	3,051,036
BBB-	—	2	—	—	—	—	—	2
B1	—	369,109	—	—	—	—	—	369,109
BB-	—	—	—	—	—	—	1,414,198	1,414,198
CCC	1,190,786,516	—	—	13,601,843	—	—	92,186	1,204,480,545
Total	1,191,924,843	2,237,146	4,988,997	13,601,843	—	34,659,533	56,545,057	1,303,957,419

Summary of Retail Portfolios
The Group considers a financial instrument to have experienced a significant increase in credit risk when any of the following conditions exist:
____________________

[1]	The analysis of the customer’s cash flow shows that it is capable of attend adequately all its financial commitments.

Retail Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure (*)
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

Retail-like Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure (*)
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

Wholesale Portfolio

BCRA situation	Extra conditions to be considered stage 2
A	- Cure (*)
- BCRA situation B1
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

(*)	It refers to customers who have been in stage 3 and back to stage 1, the entity has decided to keep them in stage 2.
(**)	Internal scoring.

Summary of Scenario Probabilities

Scenario Probabilities	Base	Optimistic	Pessimistic
Retail, Retail like and Wholesale	70%	15%	15%
Naranja	70%	15%	15%

Summary of Key Macroeconomic Variables
Key macroeconomic variables used in the scenarios described below are shown in the table:

Macroeconomic Variable Projections (%)		QI - 2025(*)	QII - 2025 (*)	QIII - 2025 (*)	QIV - 2025 (*)
GDP	Base	3.7%	7.1%	5.0%	5.9%
	Optimistic	4.2%	8.1%	6.6%	8.0%
	Pessimistic	1.6%	2.9%	-1.1%	-2.2%
Unemployment Rate	Base	-8.6%	-7.5%	-2.9%	-1.7%
	Optimistic	-13.8%	-12.7%	-8.5%	-7.3%
	Pessimistic	17.5%	19.0%	24.8%	26.4%
Real Salary	Base	14.8%	7.1%	4.9%	4.9%
	Optimistic	16.7%	9.0%	7.3%	8.1%
	Pessimistic	12.4%	1.1%	-4.2%	-7.1%
Badlar rate	Base	-62.3%	-7.9%	-25.3%	-21.7%
	Optimistic	-74.0%	-37.8%	-50.7%	-49.7%
	Pessimistic	-52.9%	44.2%	22.4%	34.8%
Consumer Price Index (CPI)	Base	56.8%	40.5%	32.1%	27.3%
	Optimistic	53.6%	34.8%	24.1%	17.2%
	Pessimistic	68.5%	62.3%	64.2%	70.2%
(*) These variations were calculated based on annual basis.
Summary of Sensitivity Analysis to Assess Impact of Volatility on Macroeconomic Variables on Expected Credit Losses
Grupo Galicia has also carried out sensitivity analysis to assess the impact of volatility on macroeconomic variables on the result of the expected credit losses.

Scenario 1 (change in the probability of the macroeconomic scenarios)	Base scenario	Sensitivity
Regular scenario	70%	45%
Positive scenario	15%	10%
Negative scenario	15%	45%
Grupo Financiero Galicia ECL	709,331,237	757,951,958
Retail, Retail like and Wholesale ECL	453,144,951	499,750,516
Naranja ECL	256,186,286	258,201,442

Scenario 2 (change in forecast GDP, inflation, nominal exchange rate, unemployment, current account)	Regular scenario	Positive scenario	Negative scenario
Macroeconomic scenario probability	70%	15%	15%

		Sensitivity
GDP	1%	1%	1%
Unemployment Rate	10%	10%	10%
Real Salary	-5%	-5%	-5%
Badlar rate	5%	2%	5%
CPI	2%	2%	2%
Grupo Financiero Galicia ECL		711,094,139
Retail, Retail like and Wholesale RCL		452,892,697
Naranja ECL		258,201,442

Summary of Maximum Exposure to Credit Risk on Assets
The following table contains an analysis of the credit risk exposure of financial instruments for which an ECL allowance is recognized.

	Retail Portfolio
	December 31, 2024				December 31, 2023
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	4,656,644,832	217,842,645	39,913,921	4,914,401,398	2,122,664,791
1-30	141,708,368	42,799,786	11,421,813	195,929,967	56,582,477
31-60	—	62,234,203	10,189,157	72,423,360	19,971,141
61-90	—	29,348,133	19,263,986	48,612,119	17,078,626
Default	—	—	136,138,315	136,138,315	84,953,354
Gross Carrying amount	4,798,353,200	352,224,767	216,927,192	5,367,505,159	2,301,250,389
Loss allowance	(177,751,593)	(40,375,315)	(149,614,406)	(367,741,314)	(155,554,256)
Net Carrying amount	4,620,601,607	311,849,452	67,312,786	4,999,763,845	2,145,696,133

	Retail like Portfolio
	December 31, 2024				December 31, 2023
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	2,283,979,966	43,243,937	8,101,152	2,335,325,055	1,421,577,886
1-30	25,152,242	6,241,972	2,661,554	34,055,768	21,989,447
31-60	—	3,043,171	499,279	3,542,450	6,478,366
61-90	—	2,031,944	1,136,135	3,168,079	4,388,811
Default	—	—	18,149,796	18,149,796	24,575,499
Gross Carrying amount	2,309,132,208	54,561,024	30,547,916	2,394,241,148	1,479,010,009
Loss allowance	(16,005,417)	(4,431,838)	(16,494,146)	(36,931,401)	(29,432,061)
Net Carrying amount	2,293,126,791	50,129,186	14,053,770	2,357,309,747	1,449,577,948

	Wholesale Portfolio
	December 31, 2024				December 31, 2023
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
A	7,555,015,491	1,989,176	—	7,557,004,667	8,996,946,711
B1	898,210,483	1,776,056	189,553	900,176,092	4,862,555
Default	—	—	28,033,596	28,033,596	2,963,199
Gross Carrying amount	8,453,225,974	3,765,232	28,223,149	8,485,214,355	9,004,772,465
Loss allowance	(36,580,258)	(365,151)	(11,526,827)	(48,472,236)	(23,415,568)
Net Carrying amount	8,416,645,716	3,400,081	16,696,322	8,436,742,119	8,981,356,897

	Naranja X
	December 31, 2024				December 31, 2023
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	3,024,782,355	185,296,862	75,423	3,210,154,640	1,901,746,803
1-30	164,448,403	36,823,076	20,931	201,292,410	83,542,584
31-60	—	105,632,364	47,583	105,679,947	26,897,608
61-90	—	72,772,775	1,422,237	74,195,012	11,093,212
Default	—	—	129,310,422	129,310,422	39,864,792
Gross Carrying amount	3,189,230,758	400,525,077	130,876,596	3,720,632,431	2,063,144,999
Loss allowance	(108,875,413)	(65,327,342)	(81,983,531)	(256,186,286)	(92,766,769)
Net Carrying amount	3,080,355,345	335,197,735	48,893,065	3,464,446,145	1,970,378,230

	Retail Portfolio
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	1,661,141,387	442,799,373	18,724,031	2,122,664,791	944,489,597
1-30	28,563,596	24,814,727	3,204,154	56,582,477	25,830,575
31-60	—	17,545,729	2,425,412	19,971,141	9,460,281
61-90	—	11,867,353	5,211,273	17,078,626	6,593,090
Default	—	—	84,953,354	84,953,354	59,849,441
Gross Carrying amount	1,689,704,983	497,027,182	114,518,224	2,301,250,389	1,046,222,984
Loss allowance	(32,885,912)	(33,333,052)	(89,335,292)	(155,554,256)	(132,444,735)
Net Carrying amount	1,656,819,071	463,694,130	25,182,932	2,145,696,133	913,778,249

	Retail like Portfolio
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	1,198,081,512	216,806,103	6,690,271	1,421,577,886	723,871,047
1-30	10,546,131	9,693,744	1,749,572	21,989,447	7,801,817
31-60	—	5,572,328	906,038	6,478,366	1,643,773
61-90	—	3,234,143	1,154,668	4,388,811	1,122,820
Default	—	—	24,575,499	24,575,499	9,447,989
Gross Carrying amount	1,208,627,643	235,306,318	35,076,048	1,479,010,009	743,887,446
Loss allowance	(5,836,074)	(5,081,800)	(18,514,187)	(29,432,061)	(17,936,844)
Net Carrying amount	1,202,791,569	230,224,518	16,561,861	1,449,577,948	725,950,602

	Wholesale Portfolio
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
A	8,832,948,834	163,997,877	—	8,996,946,711	2,179,730,806
B1	—	4,842,841	19,714	4,862,555	910,121
Default	—	—	2,963,199	2,963,199	3,096,934
Gross Carrying amount	8,832,948,834	168,840,718	2,982,913	9,004,772,465	2,183,737,861
Loss allowance	(16,665,627)	(4,651,647)	(2,098,294)	(23,415,568)	(10,667,498)
Net Carrying amount	8,816,283,207	164,189,071	884,619	8,981,356,897	2,173,070,363

	Naranja X
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	1,890,843,075	10,903,728	—	1,901,746,803	718,386,434
1-30	80,429,278	3,113,306	—	83,542,584	34,271,433
31-60	—	26,897,608	—	26,897,608	10,288,175
61-90	—	11,093,212	—	11,093,212	5,385,482
Default	—	—	39,864,792	39,864,792	16,826,950
Gross Carrying amount	1,971,272,353	52,007,854	39,864,792	2,063,144,999	785,158,474
Loss allowance	(54,475,076)	(13,428,932)	(24,862,761)	(92,766,769)	(40,860,416)
Net Carrying amount	1,916,797,277	38,578,922	15,002,031	1,970,378,230	744,298,058

Summary of Information On Balance Sheet Items And Their Collateral In Offsets As Well As Loan And Other Credit - Related Commitments
Assets Subject to Impairment

Item	Carrying Amount	Loss Allowances	Net Gross Carrying Amount	Collateral´s Fair Value
Advances	626,409,093	(9,486,373)	616,922,720	—
Documents	3,927,828,023	(13,868,245)	3,913,959,778	—
Mortgage Loans	317,644,027	(9,100,058)	308,543,969	861,771,410
Pledge Loans	397,641,851	(13,265,367)	384,376,484	493,646,489
Personal Loans	1,763,502,535	(203,144,302)	1,560,358,233	—
Credit Card Loans	6,164,899,626	(378,741,237)	5,786,158,389	—
Financial Leases	31,859,811	(889,857)	30,969,954	—
Other Financial Assets	1,404,412,008	(1,463,622)	1,402,948,386	—
Other Debt Securities	2,194,682,315	(14,384,785)	2,180,297,530	—
Financial Assets Pledged as Collateral	1,337,551,989	(68,316)	1,337,483,673	—
Others	1,801,161,815	(64,919,075)	1,736,242,740	1,894,287,111
Total as of December 31, 2024	19,967,593,093	(709,331,237)	19,258,261,856	3,249,705,010

Summary of Mortgage Portfolio LTV Distribution
The following table shows information about the mortgage portfolio LTV distribution.

Mortgages Portfolio -LTV Distribution	Exposure
Lower than 50%	354,981
50 to 60%	126,083
60 to 70%	93,982
70 to 80%	141,114
80 to 90%	17,975
90 to 100%	6,446
Higher than 100%	11,123
Total	751,704

Summary of Changes in Loss Allowance and Explanation of Changes in Gross Carrying Amount Between Beginning and End of Annual Period
The following tables explain the changes in the loss allowance between the beginning and the end of the fiscal year due to these factors:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2023	32,885,912	33,333,052	89,335,292	155,554,256
Inflation effect	(35,689,230)	(22,075,621)	(61,270,709)	(119,035,560)
Financial instruments arising from business combinations (*)	3,836,677	—	1,569,520	5,406,197
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(627,926)	627,926	—	—
Transfer from Stage 1 to Stage 3	(524,271)	—	524,271	—
Transfer from Stage 2 to Stage 1	7,455,588	(7,455,588)	—	—
Transfer from Stage 2 to Stage 3	—	(917,003)	917,003	—
Transfer from Stage 3 to Stage 2	—	5,833,372	(5,833,372)	—
Transfer from Stage 3 to Stage 1	615,299	—	(615,299)	—
New Financial Assets Originated or Purchased	117,458,914	30,311,546	147,301,539	295,071,999
Changes in PDs/LGDs/EADs	52,900,396	5,217,019	2,944,972	61,062,387
Foreign exchange and other movements	4,736,622	1,359,856	134,126,858	140,223,336
Write-offs	(852,166)	—	(80,112,376)	(80,964,542)
Other movements with no P&L impact
Financial assets collected during the year	(4,444,222)	(5,859,244)	(79,273,293)	(89,576,759)
Loss Allowance as of December 31, 2024	177,751,593	40,375,315	149,614,406	367,741,314
(*) See Note 15 business combinations.

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2023	5,836,074	5,081,800	18,514,187	29,432,061
Inflation effect	(5,223,505)	(3,182,189)	(10,880,281)	(19,285,975)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(90,506)	90,506	—	—
Transfer from Stage 1 to Stage 3	(23,417)	—	23,417	—
Transfer from Stage 2 to Stage 1	646,130	(646,130)	—	—
Transfer from Stage 2 to Stage 3	—	(119,396)	119,396	—
Transfer from Stage 3 to Stage 2	—	124,378	(124,378)	—
Transfer from Stage 3 to Stage 1	35,217	—	(35,217)	—
New Financial Assets Originated or Purchased	15,684,854	3,650,459	13,836,792	33,172,105
Changes in PDs/LGDs/EADs	1,062,314	346,491	464,097	1,872,902
Foreign exchange and other movements	(183,846)	554,681	24,999,373	25,370,208
Write-offs	—	—	(12,918,990)	(12,918,990)
Other movements with no P&L impact
Financial assets collected during the year	(1,737,898)	(1,468,762)	(17,504,250)	(20,710,910)
Loss Allowance as of December 31, 2024	16,005,417	4,431,838	16,494,146	36,931,401

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2023	16,665,627	4,651,647	2,098,294	23,415,568
Inflation effect	(11,455,823)	(2,380,758)	(1,111,728)	(14,948,309)
Financial instruments arising from business combinations (*)	1,826,769	—	3,367,419	5,194,188
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(2)	2	—	—
Transfer from Stage 1 to Stage 3	(2)	—	2	—
Transfer from Stage 2 to Stage 1	199,526	(199,526)	—	—
Transfer from Stage 2 to Stage 3	—	(907,436)	907,436	—
Transfer from Stage 3 to Stage 2	—	—	—	—
Transfer from Stage 3 to Stage 1	—	—	—	—
New Financial Assets Originated or Purchased	54,631,501	119,278	5,927,393	60,678,172
Changes in PDs/LGDs/EADs	(1,022,663)	238,388	(106,143)	(890,418)
Foreign exchange and other movements	(15,983,090)	(11,953)	3,764,928	(12,230,115)
Write-offs	(400,593)	—	(951,203)	(1,351,796)
Other movements with no P&L impact
Financial assets collected during the year	(7,880,992)	(1,144,491)	(2,369,571)	(11,395,054)
Loss Allowance as of December 31, 2024	36,580,258	365,151	11,526,827	48,472,236
(*) See Note 15 business combinations.

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2023	54,475,076	13,428,932	24,862,761	92,766,769
Inflation effect	(43,345,065)	(15,737,972)	(19,358,780)	(78,441,817)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,599,127)	1,599,127	—	—
Transfer from Stage 1 to Stage 3	(1,595,711)	—	1,595,711	—
Transfer from Stage 2 to Stage 1	3,593,796	(3,593,796)	—	—
Transfer from Stage 2 to Stage 3	—	(661,754)	661,754	—
Transfer from Stage 3 to Stage 2	—	3,571	(3,571)	—
Transfer from Stage 3 to Stage 1	136,872	—	(136,872)	—
New Financial Assets Originated or Purchased	77,559,529	72,610,161	50,705,819	200,875,509
Changes in PDs/LGDs/EADs	91,836,389	8,389,571	42,570,850	142,796,810
Other movements with no P&L impact
Financial assets collected during the year	(72,186,346)	(10,710,498)	(18,914,141)	(101,810,985)
Loss Allowance as of December 31, 2024	108,875,413	65,327,342	81,983,531	256,186,286

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	93,582,059	70,859,938	119,783,536	284,225,533
Inflation effect	(66,097,728)	(60,853,385)	(129,588,497)	(256,539,610)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(3,819,979)	3,819,979	—	—
Transfer from Stage 1 to Stage 3	(1,841,501)	—	1,841,501	—
Transfer from Stage 2 to Stage 1	4,987,863	(4,987,863)	—	—
Transfer from Stage 2 to Stage 3	—	(2,907,166)	2,907,166	—
Transfer from Stage 3 to Stage 2	—	1,965,532	(1,965,532)	—
Transfer from Stage 3 to Stage 1	2,008,876	—	(2,008,876)	—
New Financial Assets Originated or Purchased	29,112,092	33,238,891	129,721,728	192,072,711
Changes in PDs/LGDs/EADs	(7,649,601)	(1,340,917)	(6,673,941)	(15,664,459)
Foreign exchange and other movements	(9,669,785)	7,715,897	19,521,190	17,567,302
Other movements with no P&L impact
Financial assets collected during the year	(7,726,384)	(14,177,854)	(44,202,983)	(66,107,221)
Loss Allowance as of December 31, 2023	32,885,912	33,333,052	89,335,292	155,554,256

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	30,245,310	5,790,026	18,708,295	54,743,631
Inflation effect	(19,782,379)	(6,482,858)	(23,946,248)	(50,211,485)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(874,517)	874,517	—	—
Transfer from Stage 1 to Stage 3	(184,304)	—	184,304	—
Transfer from Stage 2 to Stage 1	393,832	(393,832)	—	—
Transfer from Stage 2 to Stage 3	—	(176,802)	176,802	—
Transfer from Stage 3 to Stage 2	—	53,581	(53,581)	—
Transfer from Stage 3 to Stage 1	48,557	—	(48,557)	—
New Financial Assets Originated or Purchased	6,874,793	5,691,370	28,143,512	40,709,675
Changes in PDs/LGDs/EADs	323,041	94,052	(548,200)	(131,107)
Foreign exchange and other movements	(444,249)	970,228	3,534,565	4,060,544
Other movements with no P&L impact
Financial assets collected during the year	(10,764,010)	(1,338,482)	(7,636,705)	(19,739,197)
Loss Allowance as of December 31, 2023	5,836,074	5,081,800	18,514,187	29,432,061

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	19,063,344	2,892,147	1,838,744	23,794,235
Inflation effect	(16,710,074)	(4,970,731)	(2,647,839)	(24,328,644)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(239,412)	239,412	—	—
Transfer from Stage 1 to Stage 3	(40,071)	—	40,071	—
Transfer from Stage 2 to Stage 1	625	(625)	—	—
Transfer from Stage 2 to Stage 3	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—
Transfer from Stage 3 to Stage 1	—	—	—	—
New Financial Assets Originated or Purchased	27,265,894	3,527,250	4,558,298	35,351,442
Changes in PDs/LGDs/EADs	(278,565)	51,194	(591,416)	(818,787)
Foreign exchange and other movements	(4,917,268)	3,991,185	111,589	(814,494)
Other movements with no P&L impact
Financial assets collected during the year	(7,478,846)	(1,078,185)	(1,211,153)	(9,768,184)
Loss Allowance as of December 31, 2023	16,665,627	4,651,647	2,098,294	23,415,568

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	53,397,449	22,359,808	35,921,402	111,678,659
Inflation effect	(59,367,108)	(20,170,910)	(30,221,707)	(109,759,725)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(927,246)	927,246	—	—
Transfer from Stage 1 to Stage 3	(1,101,022)	—	1,101,022	—
Transfer from Stage 2 to Stage 1	830	(954,950)	954,120	—
Transfer from Stage 2 to Stage 3	2,619,814	(2,620,870)	1,056	—
Transfer from Stage 3 to Stage 2	—	107,567	(107,567)	—
Transfer from Stage 3 to Stage 1	724,550	—	(724,550)	—
New Financial Assets Originated or Purchased	21,940,069	6,498,670	9,464,262	37,903,001
Changes in PDs/LGDs/EADs	34,206,010	15,476,254	33,591,671	83,273,935
Foreign exchange and other movements	6,946,311	1,118,138	1,004,250	9,068,699
Other movements with no P&L impact
Financial assets collected during the year	(3,964,581)	(9,312,021)	(26,121,198)	(39,397,800)
Loss Allowance as of December 31, 2023	54,475,076	13,428,932	24,862,761	92,766,769

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	77,211,783	132,321,224	202,910,025	412,443,032
Inflation effect	(47,988,338)	(63,513,869)	(99,304,050)	(210,806,257)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(2,621,375)	2,621,375	—	—
Transfer from Stage 1 to Stage 3	(1,378,949)	—	1,378,949	—
Transfer from Stage 2 to Stage 1	7,761,296	(7,761,296)	—	—
Transfer from Stage 2 to Stage 3	—	(3,773,245)	3,773,245	—
Transfer from Stage 3 to Stage 2	—	3,776,154	(3,776,154)	—
Transfer from Stage 3 to Stage 1	6,061,686	—	(6,061,686)	—
New Financial Assets Originated or Purchased	73,299,228	55,462,314	65,877,304	194,638,846
Changes in PDs/LGDs/EADs	6,181,401	7,557,380	(9,804,651)	3,934,130
Foreign exchange and other movements	(13,817,392)	(27,167,530)	10,400,776	(30,584,146)
Other movements with no P&L impact
Financial assets collected during the year	(11,127,281)	(28,662,569)	(45,610,222)	(85,400,072)
Loss Allowance as of December 31, 2022	93,582,059	70,859,938	119,783,536	284,225,533

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	3,405,161	17,982,265	34,469,275	55,856,701
Inflation effect	(8,878,083)	(7,764,004)	(16,150,832)	(32,792,919)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(71,949)	71,949	—	—
Transfer from Stage 1 to Stage 3	(18,140)	—	18,140	—
Transfer from Stage 2 to Stage 1	308,305	(308,305)	—	—
Transfer from Stage 2 to Stage 3	—	(83,086)	83,086	—
Transfer from Stage 3 to Stage 2	—	314,864	(314,864)	—
Transfer from Stage 3 to Stage 1	223,526	—	(223,526)	—
New Financial Assets Originated or Purchased	32,673,906	4,304,453	13,858,547	50,836,906
Changes in PDs/LGDs/EADs	4,802,019	1,192,781	(171,256)	5,823,544
Foreign exchange and other movements	(854,359)	(9,107,742)	(3,256,122)	(13,218,223)
Other movements with no P&L impact
Financial assets collected during the year	(1,345,076)	(813,149)	(9,604,153)	(11,762,378)
Loss Allowance as of December 31, 2022	30,245,310	5,790,026	18,708,295	54,743,631

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	19,354,513	4,226,108	9,638,780	33,219,401
Inflation effect	(9,290,704)	(2,185,649)	(3,186,956)	(14,663,309)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(15,956)	15,956	—	—
Transfer from Stage 1 to Stage 3	(4,902)	—	4,902	—
Transfer from Stage 2 to Stage 1	421,161	(421,161)	—	—
Transfer from Stage 2 to Stage 3	—	(311)	311	—
Transfer from Stage 3 to Stage 2	—	—	—	—
Transfer from Stage 3 to Stage 1	—	—	—	—
New Financial Assets Originated or Purchased	21,490,869	2,641,612	1,004,463	25,136,944
Changes in PDs/LGDs/EADs	(20,195)	(217,992)	(658)	(238,845)
Foreign exchange and other movements	(518,837)	431,102	945,758	858,023
Other movements with no P&L impact
Financial assets collected during the year	(12,352,605)	(1,597,518)	(6,567,856)	(20,517,979)
Loss Allowance as of December 31, 2022	19,063,344	2,892,147	1,838,744	23,794,235

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	75,000,670	16,609,699	35,632,090	127,242,459
Inflation effect	(42,613,401)	(13,517,596)	(23,878,897)	(80,009,894)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,542,535)	1,542,535	—	—
Transfer from Stage 1 to Stage 3	(1,849,606)	—	1,849,606	—
Transfer from Stage 2 to Stage 1	1,085,859	(1,085,859)	—	—
Transfer from Stage 2 to Stage 3	—	(1,646,783)	1,646,783	—
Transfer from Stage 3 to Stage 2	—	104,494	(104,494)	—
Transfer from Stage 3 to Stage 1	143,005	—	(143,005)	—
New Financial Assets Originated or Purchased	25,827,343	27,854,758	43,827,972	97,510,073
Changes in PDs/LGDs/EADs	(11,445,197)	(1,163,465)	(2,610,302)	(15,218,964)
Foreign exchange and other movements	12,839,097	(1,572,216)	5,776,524	17,043,405
Other movements with no P&L impact
Financial assets collected during the year	(4,047,786)	(4,765,759)	(26,074,875)	(34,888,420)
Loss Allowance as of December 31, 2022	53,397,449	22,359,808	35,921,402	111,678,659
The following table further explains changes in the gross carrying amount of specific segment portfolio to help explain their significance to the changes in the loss allowance:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2023	1,689,704,983	497,027,182	114,518,224	2,301,250,389
Financial instruments arising from business combinations (*)	975,212,868	—	20,538,817	995,751,685
Transfers:
Transfers from Stage 1 to Stage 2	(18,861,883)	18,861,883	—	—
Transfers from Stage 1 to Stage 3	(10,818,757)	—	10,818,757	—
Transfers from Stage 2 to stage 1	151,799,213	(151,799,213)	—	—
Transfers from Stage 2 to Stage 3	(7,170,381)	(7,042,005)	14,212,386	—
Transfers from Stage 3 to Stage 2	252,780	8,369,863	(8,622,643)	—
Transfers from Stage 3 to Stage 1	1,032,465	—	(1,032,465)	—
Financial assets derecognized during the period other than write-offs	(135,290,496)	(44,842,663)	(40,329,319)	(220,462,478)
New financial assets originated or purchased	1,475,782,247	211,684,576	162,696,530	1,850,163,353
Financial instruments written off	—	—	(80,374,955)	(80,374,955)
Foreign exchange and other movements	1,590,476,853	88,750,728	86,431,768	1,765,659,349
Inflation Effect	(913,766,692)	(268,785,584)	(61,929,908)	(1,244,482,184)
Gross carrying amount as of December 31, 2024	4,798,353,200	352,224,767	216,927,192	5,367,505,159
(*) See Note 15.3 business combinations.

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2023	1,208,627,643	235,306,318	35,076,048	1,479,010,009
Transfers:
Transfers from Stage 1 to Stage 2	(3,823,006)	3,823,006	—	—
Transfers from Stage 1 to Stage 3	(938,507)	—	938,507	—
Transfers from Stage 2 to Stage 1	29,159,159	(29,159,159)	—	—
Transfers from Stage 2 to Stage 3	—	(1,637,655)	1,637,655	—
Transfers from Stage 3 to Stage 2	—	270,275	(270,275)	—
Transfers from Stage 3 to Stage 1	89,700	—	(89,700)	—
Financial assets derecognized during the period other than write-offs	(407,988,731)	(69,267,883)	(13,425,728)	(490,682,342)
New financial assets originated or purchased	2,053,412,344	38,868,969	22,932,530	2,115,213,843
Financial instruments written off	—	—	(17,282,520)	(17,282,520)
Foreign exchange and other movements	84,203,105	3,607,630	20,000,052	107,810,787
Inflation Effect	(653,609,499)	(127,250,477)	(18,968,653)	(799,828,629)
Gross carrying amount as of December 31, 2024	2,309,132,208	54,561,024	30,547,916	2,394,241,148

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2023	8,832,948,834	168,840,718	2,982,913	9,004,772,465
Financial instruments arising from business combinations (*)	1,138,872,612	—	16,887,006	1,155,759,618
Transfers:
Transfers from Stage 1 to Stage 2	(1)	1	—	—
Transfers from Stage 1 to Stage 3	(31)	—	31	—
Transfers from Stage 2 to Stage 1	6,196,842	(6,196,842)	—	—
Transfers from Stage 2 to Stage 3	—	(8,244,035)	8,244,035	—
Transfers from Stage 3 to Stage 2	—	—	—	—
Transfers from Stage 3 to Stage 1	—	—	—	—
Financial assets derecognized during the period other than write-offs	(5,471,912,996)	(61,192,037)	(1,745,877)	(5,534,850,910)
New financial assets originated or purchased	10,971,156,450	1,477,762	6,608,639	10,979,242,851
Financial instruments written off	—	—	(892,339)	(892,339)
Foreign exchange and other movements	(2,247,296,351)	386,444	(2,248,140)	(2,249,158,047)
Inflation Effect	(4,776,739,385)	(91,306,779)	(1,613,119)	(4,869,659,283)
Gross carrying amount as of December 31, 2024	8,453,225,974	3,765,232	28,223,149	8,485,214,355
(*) See Note 15.3 business combinations.

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2023	1,971,272,353	52,007,854	39,864,792	2,063,144,999
Transfers:
Transfers from Stage 1 to Stage 2	(12,770,835)	12,770,835	—	—
Transfers from Stage 1 to Stage 3	(38,305,040)	—	38,305,040	—
Transfers from Stage 2 to Stage 1	14,759,121	(14,759,121)	—	—
Transfers from Stage 2 to Stage 3	—	(2,481,735)	2,481,735	—
Transfers from Stage 3 to Stage 2	—	5,660	(5,660)	—
Transfers from Stage 3 to Stage 1	192,046	—	(192,046)	—
Financial assets derecognized during the period other than write-offs	(80,920,208)	(11,383,036)	(19,396,365)	(111,699,609)
New financial assets originated or purchased	2,307,609,490	389,160,324	88,178,138	2,784,947,952
Financial instruments written off	(20,942,123)	(844,684)	(528,543)	(22,315,350)
Inflation Effect	(951,664,046)	(23,951,020)	(17,830,495)	(993,445,561)
Gross carrying amount as of December 31, 2024	3,189,230,758	400,525,077	130,876,596	3,720,632,431

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	2,339,947,657	403,340,415	144,148,141	2,887,436,213
Transfers:
Transfers from Stage 1 to Stage 2	(82,107,527)	82,107,527	—	—
Transfers from Stage 1 to Stage 3	(17,532,738)	—	17,532,738	—
Transfers from Stage 2 to Stage 1	35,059,750	(35,059,750)	—	—
Transfers from Stage 2 to Stage 3	—	(10,196,605)	10,196,605	—
Transfers from Stage 3 to Stage 2	—	2,635,996	(2,635,996)	—
Transfers from Stage 3 to Stage 1	2,689,387	—	(2,689,387)	—
Financial assets derecognized during the period other than write-offs	(210,204,266)	(44,407,609)	(28,912,157)	(283,524,032)
New financial assets originated or purchased	622,403,211	254,822,742	70,122,081	947,348,034
Foreign exchange and other movements	581,740,313	117,603,201	4,615,130	703,958,644
Inflation Effect	(1,582,290,804)	(273,818,735)	(97,858,931)	(1,953,968,470)
Gross carrying amount as of December 31, 2023	1,689,704,983	497,027,182	114,518,224	2,301,250,389

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	1,956,306,607	107,506,020	29,819,534	2,093,632,161
Transfers:
Transfers from Stage 1 to Stage 2	(48,269,113)	48,269,113	—	—
Transfers from Stage 1 to Stage 3	(2,824,566)	—	2,824,566	—
Transfers from Stage 2 to Stage 1	12,070,599	(12,070,599)	—	—
Transfers from Stage 2 to Stage 3	—	(1,207,086)	1,207,086	—
Transfers from Stage 3 to Stage 2	—	102,830	(102,830)	—
Transfers from Stage 3 to Stage 1	143,617	—	(143,617)	—
Financial assets derecognized during the period other than write-offs	(405,893,292)	(14,868,985)	(7,046,012)	(427,808,289)
New financial assets originated or purchased	943,590,233	159,860,035	23,661,734	1,127,112,002
Foreign exchange and other movements	83,060,757	19,233,755	5,099,397	107,393,909
Inflation Effect	(1,328,092,545)	(72,983,419)	(20,243,810)	(1,421,319,774)
Gross carrying amount as of December 31, 2023	1,210,092,297	233,841,664	35,076,048	1,479,010,009

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	6,130,242,819	40,513,105	2,759,002	6,173,514,926
Transfers:
Transfers from Stage 1 to Stage 2	(19,324,455)	19,324,455	—	—
Transfers from Stage 1 to Stage 3	(827,236)	—	827,236	—
Transfers from Stage 2 to Stage 1	26,739	(26,739)	—	—
Transfers from Stage 2 to Stage 3	—	—	—	—
Transfers from Stage 3 to Stage 2	—	—	—	—
Transfers from Stage 3 to Stage 1	—	—	—	—
Financial assets derecognized during the period other than write-offs	(1,380,151,469)	(7,676,634)	(32,781,148)	(1,420,609,251)
New financial assets originated or purchased	8,564,249,142	112,584,971	2,963,199	8,679,797,312
Foreign exchange and other movements	(299,582,764)	31,624,995	31,087,648	(236,870,121)
Inflation Effect	(4,161,683,942)	(27,503,435)	(1,873,024)	(4,191,060,401)
Gross carrying amount as of December 31, 2023	8,832,948,834	168,840,718	2,982,913	9,004,772,465

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	2,184,988,983	83,447,355	62,123,619	2,330,559,957
Transfers:
Transfers from Stage 1 to Stage 2	(15,517,320)	15,517,320	—	—
Transfers from Stage 1 to Stage 3	(17,003,866)	—	17,003,866	—
Transfers from Stage 2 to Stage 1	11,349,797	(11,349,797)	—	—
Transfers from Stage 2 to Stage 3	—	(3,567,519)	3,567,519	—
Transfers from Stage 3 to Stage 2	—	207,794	(207,794)	—
Transfers from Stage 3 to Stage 1	1,288,873	—	(1,288,873)	—
Financial assets derecognized during the period other than write-offs	(9,366,170)	(9,025,568)	(17,306,843)	(35,698,581)
New financial assets originated or purchased	1,298,871,922	33,428,801	18,147,626	1,350,448,349
Inflation Effect	(1,483,339,866)	(56,650,532)	(42,174,328)	(1,582,164,726)
Gross carrying amount as of December 31, 2023	1,971,272,353	52,007,854	39,864,792	2,063,144,999